                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

                                   COMPANIES

Investment Company Act file number 811-09156

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ThomasLloyd Funds

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               (Exact name of registrant as specified in charter)

427 Bedford Road, Suite 230          Pleasantville, NY  10570

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     (Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 888.337.5132

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Date of fiscal year end:  12/31/2007

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Date of reporting period: 06/30/2007

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may

use the information provided on Form N-CSR in its regulatory, disclosure review,

inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,

and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget

("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.   REPORTS TO SHAREHOLDERS

The Semi Annual Report to Shareholders for the period ended June 30, 2007 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

ThomasLloyd OPTI-flex® Fund

June 30, 2007

The ThomasLloyd Funds consists of one mutual fund, the

ThomasLloyd OPTI-flex® Fund

This report has been prepared for shareholders

and may be distributed to others only if preceded

or accompanied by a current prospectus.

ThomasLloyd Funds

427 Bedford Road
Pleasantville, NY 10570

1-888-337-5132

www.thomaslloydfunds.com

Information About Your Fund’s Expenses (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 made at the beginning of the period and held for the entire period, 12/31/06 through 06/30/07.  Please note that this table is unaudited.

Actual Expenses

The “Actual” row of each table below provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 12/31/06. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” row of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

ThomasLloyd OPTI-flex® Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	12/31/06	06/30/07	12/31/06 to 06/30/07
Actual (9.44% Actual Return)	$1,000.00	$1,094.40	$8.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.16	$7.70

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ThomasLloyd OPTI-flex® Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	12/31/06	06/30/07	12/31/06 to 06/30/07
Actual (9.09% Actual Return)	$1,000.00	$1,090.90	$11.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.49	$11.38

* Expenses are equal to the Fund's annualized expense ratio of 2.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling (888)587-3539.  Please read the prospectus carefully before you invest or send money.

THOMASLLOYD FUNDS
ThomasLloyd OPTI-flex® Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares/Principal	Value
Registered Investment Companies - 99.77%
Burnham Financial Services Fund Class A	6,446	$ 133,680
CGM Focus Fund	12,053	515,520
Dreyfus Premier Emerging Markets Fund Class A	19,548	475,989
DWS Dreman High Return Equity Fund Class A	5,572	295,570
DWS Dreman Small Cap Value Fund Class A	3,118	129,675
FBR Small Cap Financial Fund	6,443	166,686
FBR Small Cap Fund	5,476	319,204
Franklin Balance Sheet Investment Fund Class A	4,058	295,967
Franklin MicroCap Value Fund Class A	4,318	196,254
Franklin Mutual Recovery Fund Class A	27,870	426,975
Hotchkis & Wiley Large Cap Value Fund Class A	2,958	78,403
Hotchkis & Wiley Small Cap Value Fund Class A	2,990	149,905
Matthews Asian Growth and Income Fund	22,294	448,560
Muhlenkamp Fund	1,188	108,045
Oppenheimer Developing Markets Fund Class A	12,327	594,288
Pioneer Cullen Value Fund Class A	22,772	482,996
Pioneer Global High Yield Fund Class A	26,607	336,842
Pioneer High Yield Fund Class A	7,177	81,100
Professionally Managed Portfolios - Hodges Fund	15,783	461,508
Rydex Large Cap Value Fund Class H	9,944	346,349
Rydex S&P 500 Fund Class H	12,255	354,413
Schneider Value Fund	9,605	248,381
Templeton Developing Markets Trust Class A	15,677	497,897
Templeton Global Long-Short Fund Class A	27,560	386,397

Total Registered Investment Companies (Cost $6,153,510)		7,530,604

Short-Term Investments - 0.72%
Fidelity Institutional Money Market Portfolio - 5.19% * (Cost $54,295)	54,295	54,295

Total Investments (Cost $6,207,805) - 100.49%		$ 7,584,899

Liabilities in Excess of Other Assets, Net - (0.49%)		(37,075)

Net Assets - 100%		$ 7,547,824

* Variable Rate Security; The coupon rate shown represents the rate at June 30, 2007, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

ThomasLloyd Funds			SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2007 (Unaudited)

			ThomasLloyd
			OPTI-flex® Fund
Assets:
Investments, at market (cost: $6,207,805)			$7,584,899
Receivables:
Fund shares sold			1,554
Interest			433
Total assets			7,586,886

Liabilities:
Payables:
Management fees			11,821
Distribution and shareholder service fees			14,259
Universal service fees			11,692
Fund shares purchased			1,290
Total liabilities			39,062
Net Assets			$7,547,824

Net Assets consist of:
Paid-in capital			12,785,419
Accumulated net investment loss			(34,779)
Accumulated net realized loss on investments			(6,579,910)
Net unrealized appreciation on investments			1,377,094

Total Net Assets (779,826 shares outstanding; unlimited shares of $0.10 par value authorized)			$7,547,824

Class A shares:
Net Assets applicable to	235,900	shares outstanding	$2,288,608
Net Asset Value and redemption price per share			$9.70

Offering price per share Class A *			$10.29

Class C shares:
Net Assets applicable to	543,926	shares outstanding	$5,259,216
Net Asset Value and offering price per share			$9.67

Redemption price per share Class C **			$9.57

*	A maximum sales charge of 5.75% is imposed on Class A shares.
**	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

ThomasLloyd Funds	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

ThomasLloyd
OPTI-flex® Fund

For the six month period ended
June 30, 2007
(Unaudited)
Investment income:
Dividends	$35,049
Interest	1,274
Total investment income	36,323

Expenses:
Management fees	25,521
Distribution and shareholder service fees - Class A	2,230
Distribution and shareholder service fees - Class C	25,109
Universal service fees	22,119
Total expenses	74,979
Less: 12b-1 fees paid indirectly	(3,877)
Net expenses	71,102

Net investment loss	(34,779)

Realized and unrealized gain on investments:
Net realized gain on investments	332,596
Net change in unrealized appreciation on investments	296,622
Distributions of realized gains by other investment companies	20,868
650,086

Net increase in net assets resulting from operations	$615,307

The accompanying notes are an integral part of these financial statements.

ThomasLloyd Funds		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	ThomasLloyd OPTI-flex® Fund

	For the six month period ended	For the year ended
	June 30, 2007	December 31, 2006
Increase in Net Assets	(Unaudited)
Operations:
Net investment income (loss)	$(34,779)	$20,537
Net realized gain on investments	353,464	601,299
Net change in unrealized appreciation on investments	296,622	269,603
Net increase in net assets resulting from operations	615,307	891,439

Distributions to shareholders from:
Net investment income	(20,537)	-

Increase in net assets from Fund share transactions (Note 2)	553,049	675,759

Total increase in net assets	1,147,819	1,567,198

Net Assets:
Beginning of period	6,400,005	4,832,807
End of period (including accumulated net investment (loss) and undistributed net investment income of ($34,779) and $20,537, respectively)
	$7,547,824	$6,400,005

The accompanying notes are an integral part of these financial statements.

ThomasLloyd Funds			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	ThomasLloyd OPTI-flex® Fund
	Class A (1)

	For the Six Month		For the Period
	Period Ended		Ended
	June 30, 2007		December 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$8.94		8.11

Investment Operations:
Net investment income (2)	0.06	(3)	0.19	(3)
Net realized and unrealized gain on
investments	0.78		0.64
Total from investment operations	0.84		0.83

Distributions from:
Net Investment Income	(0.08)		-
Total distributions	(0.08)		-

Net Asset Value, End of Period	$9.70		8.94

Total Return (4)	9.44%		10.23%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,289		1,412
Ratio of expenses to average net assets:
Before reimbursement and voluntary fee reduction (5)	1.65%	(6)	1.65%	(6)
After reimbursement and voluntary fee reduction (5)	1.54%	(6)	1.47%	(6)
Ratio of net investment income (loss) to average
net assets (5):	(0.43)%	(6)	2.50%	(6)
Portfolio turnover rate	24.40%		21.64%

(1)	The OPTI-flex® Fund Class A shares commenced operations on February 1, 2006.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Net investment income per share is based on average shares outstanding.
(4)	Aggregate total return, not annualized and excludes all sales charges. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(5)	These ratios exclude the expenses of the registered investment companies in which the Fund invests.
(6) Annualized

The accompanying notes are an integral part of these financial statements.

ThomasLloyd Funds										SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	ThomasLloyd OPTI-flex® Fund
	Class C

	For the Six Month		For the Year		For the Year		For the Year		For the Year	For the Year
	Period Ended		Ended		Ended		Ended		Ended	Ended
	June 30, 2007		December 31, 2006		December 31, 2005		December 31, 2004		December 31, 2003	December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$8.87		$7.54		$6.85		$5.88		$4.56	$6.19

Investment Operations:
Net investment income (loss) (1)	(0.05)	(2)	0.01	(2)	(0.01)	(2)	(0.06)	(2)	(0.04)	0.49
Net realized and unrealized gain (loss) on
investments	0.86		1.32		0.70		1.03		1.36	(1.21)
Total from investment operations	0.81		1.33		0.69		0.97		1.32	(0.72)

Distributions from:
Net investment income	(0.01)		-		-		-		-	(0.91)
Total distributions	(0.01)		-		-		-		-	(0.91)

Net Asset Value, End of Period	$9.67		$8.87		$7.54		$6.85		$5.88	$4.56

Total Return (3)	9.09%	(4)	17.64%		10.07%		16.50%		28.95%	(11.59)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$5,259		$4,988		$4,833		$4,462		$3,363	$2,018
Ratio of expenses to average net assets:
Before reimbursement and voluntary fee reduction (5)	2.40%	(6)	2.40%		2.38%		2.40%		2.40%	4.09%
After reimbursement and voluntary fee reduction (5)	2.28%	(6)	2.24%		2.38%		2.27%		2.29%	2.19%
Ratio of net investment income (loss) to average
net assets (5):	(1.23)%	(6)	0.07%		(0.15)%		(1.03)%		(0.81)%	(1.31)%
Portfolio turnover rate	24.40%		21.64%		45.75%		33.46%		146.05%	2077.74%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Net investment loss per share amounts were calculated using the average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(4)	Aggregate total return, not annualized.
(5)	These ratios exclude the expenses of the registered investment companies in which the Fund invests.
(6)	Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

(Unaudited)

1. ORGANIZATION and SIGNIFICANT ACCOUNTING POLICIES

The Illington Funds (the “Trust”), renamed the ThomasLloyd Funds effective January 1, 2007, was organized as a Massachusetts business trust on May 3, 1996, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The business and affairs of the Trust are managed under the direction of its Board of Trustees.

The Trust has retained the services of Illington Fund Management LLC (the “Adviser”), renamed ThomasLloyd Global Asset Management (Americas) LLC effective January 1, 2007, as investment adviser for the Illington OPTI-flex® Fund (the “OPTI Fund” or the “Fund”), renamed the ThomasLloyd OPTI-flex® Fund effective January 1, 2007.  PROACTIVE Money Management, Inc. (a “Sub-adviser”) acts as investment sub-adviser to the OPTI Fund.  The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in the OPTI Fund and to create additional funds.  All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued.  All shares are issued as full or fractional shares. All shares have certain voting and dividend rights, but do not have preemptive or conversion rights.  The OPTI Fund currently offers two classes of shares, Class A and Class C.  Each share class differs as to sales and redemption charges and ongoing fees.  Income and realized/unrealized gains are allocated to each class based on relative share balances.

a)  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

b)  Valuation of Investments - Securities owned by the Fund and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last sale on such exchange each day that the exchange is open for business.  If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker.  The assets of the OPTI Fund consist primarily of other mutual funds, which are valued at their respective published net asset values at the end of each day.  Futures contracts are valued on the basis of the cost of closing out the liability; i.e., at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit, commercial paper, etc.) in the Fund are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  Fixed income securities are priced at the current quoted bid price.  However, U.S. Government Securities and other fixed income securities may be valued on the basis of prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities.  The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.  Portfolio securities for which market quotations are not readily available are to be valued by the Adviser in good faith at its own expense under the direction of the Trustees.  As of June 30, 2007, no securities were valued by the Adviser.

c)  Repurchase Agreements - The Fund may engage in repurchase agreement transactions whereby a Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term.  At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest.  If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.  As of June 30, 2007, the Fund was not invested in any repurchase agreements.

d)  Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders.  Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

(Unaudited)

1. ORGANIZATION and SIGNIFICANT ACCOUNTING POLICIES (continued)

e)  Distributions to Shareholders - Dividends to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income annually.  The Fund distributes net capital gains, if any, on an annual basis.  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP.  These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards.  These "book/tax" differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

f)  Other - The Fund records purchases and sales of investments on the trade date.    The Fund calculates realized gains and losses from sales of investments on the specific identification basis. Dividend income is recognized on the ex-dividend date and interest income is recognized as earned.

2. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the period from January 1, 2007 to June 30, 2007 for the Fund’s Class A shares and Class C shares were as follows:

Class A
	Shares	Amount
Sold	152,436	$ 1,400,852
Reinvested	1,760	16,720
Redeemed	(76,327)	(698,554)
Net Increase	77,869	$ 719,018

Class C
	Shares	Amount
Sold	44,492	$ 404,018
Reinvested	345	3,269
Redeemed	(63,368)	(573,256)
Net Decrease	(18,531)	$ (165,969)

Transactions in capital shares for the period from February 1, 2006 to December 31, 2006 for the Fund’s Class A shares and for the year ended December 31, 2006 for the Fund’s Class C shares were as follows:

Class A
	Shares	Amount
Sold	184,926	$ 1,530,434
Redeemed	(26,894)	(217,981)
Net Increase	158,032	$ 1,312,453

Class C
	Shares	Amount
Sold	208,956	$ 1,714,396
Redeemed	(287,165)	(2,351,090)
Net Decrease	(78,209)	$ (636,694)

3. INVESTMENT TRANSACTIONS

For the six-month period ended June 30, 2007, the cost of purchases and proceeds from sales, excluding short-term investments were $2,169,871 and $1,663,830, respectively, for the Fund.  There were no purchases or sales of U.S. Government and agency obligations.

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

(Unaudited)

4.  AGREEMENTS and OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser to provide management services to the Trust.  The Trust has also entered into an Investment Sub-advisory Agreement (the “Sub-advisory Agreement”, together with the Advisory Agreement, the “Advisory Agreements”) with PROACTIVE Money Management, Inc. (the “Sub-adviser”) to provide sub-advisory services to the OPTI Fund.

Pursuant to the Advisory Agreement with the Trust, the Adviser, subject to the supervision of the Trust’s Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the Fund.  The Adviser also administers the Fund’s corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by U. S. Bank, N.A., the Fund’s custodian, and Matrix Capital Group, Inc. (“Matrix”), the Fund’s transfer and disbursing agent.  The management services of the Adviser are not exclusive under the terms of the Investment Advisory Agreements and the Adviser is free to render management services to others.

For its services, the Adviser earns an annual fee (the “Management Fees”), payable in monthly installments from the Fund.  The Adviser receives a fee at the rate of 0.75% of the Fund's first $500 million of average net assets and 0.65% of the Fund's average net assets in excess of $500 million. For the six-month period ended June 30, 2007, the Adviser earned $25,521 of Management Fees, with $11,821 remaining payable at June 30, 2007.

The OPTI Fund has an agreement (the “USF Agreement”) with the Adviser under which it pays the Adviser a “Universal Services Fee” in return for payment of all administrative bills. Administrative bills include, but are not limited to: audit, fund accounting, transfer agency, compliance, legal, printing, postage, custody, insurance, and registration bills and fees.  Under the USF Agreement, the only bills that will remain the responsibility of the Fund will be the Management Fee (currently 0.75% for the OPTI Fund), and 12b-1 fees (currently 0.25% shareholder service fee for Class A shares; and 0.75% distribution fee and 0.25% shareholder service fee for Class C shares of the OPTI Fund).  The USF Agreement will remain in place for a period of one year, and thereafter shall continue from year to year subject to approval at least annually by a majority of the Trustees of the Trust who are not parties to the agreement or interested persons of any such party.  The "Universal Services Fee" is equal to 0.65% of the Fund’s first $20 million in average net assets, 0.50% of average net assets between $20 million and $100 million, and 0.25% of average net assets over $100 million.  For the six-month period ended June 30, 2007, the OPTI Fund incurred $22,119 of "Universal Services Fees" with $11,692 remaining payable at June 30, 2007.

Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares.  The Fund has adopted distribution and service plans (each a “Plan” and together, the “Plans”).  Under the Fund’s Plan related to the Class A Shares, the Fund will pay Illington Capital, Inc. (the “Distributor”), renamed ThomasLloyd Capital LLC effective January 1, 2007, an annual fee of up to 0.25%, of the average daily net assets of the Fund’s Class A Shares.  Under the Fund’s Plan related to the Class C Shares, the Fund will pay the Distributor an annual distribution fee of 0.75% of Fund assets and an annual service fee of 0.25% of Fund assets of the Fund’s Class C Shares.  For the six-month period ended June 30, 2007, the Fund incurred $27,339 of distribution and servicing expenses.  Distribution expenses were reduced by $3,877 due to reimbursements of 12b-1 fees earned by the Distributor from mutual fund holdings.  The reimbursements are shown on the Statement of Operations as “12b-1 fees paid indirectly” and are also factored into the financial highlights as a “voluntary fee reduction”.

Distribution fees are used primarily to offset initial and ongoing commissions paid to brokerage firms for selling shares of the Fund.  The Distributor may use distribution fees that are not allocated to brokerage firms to reduce its own sales and marketing expenses.  Service fees are used primarily to reimburse brokerage firms for providing personal services to Fund shareholders and maintaining shareholder accounts.  The Distributor may use service fees that are not allocated to brokerage firms to reduce its own expenses for providing personal services and maintaining shareholder accounts.

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

(Unaudited)

4.  AGREEMENTS and OTHER TRANSACTIONS WITH AFFILIATES (continued)

In addition, the Adviser, the Sub-Adviser, the Distributor and their affiliates may make substantial payments to dealers or other financial intermediaries related to distribution and sales support activities out of their own resources including the profits from advisory fees received from the Fund.  Some of these distribution related payments may be made to dealers or financial intermediaries for marketing promotional related expenses.  These payments are often referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a financial adviser, its employees or associated persons to recommend or sell shares of a Fund.

 5. TAX MATTERS

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.  The U.S. Federal income tax basis of the OPTI Fund’s investments at December 31, 2006, the Fund’s most recent fiscal year end, was $5,350,263 including net unrealized appreciation of $1,049,468 (gross unrealized appreciation $1,092,484; gross unrealized depreciation $43,016).

As of December 31, 2006, the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

ThomasLloyd OPTI-flex® Fund

Undistributed Ordinary Income	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation), Net	Total Accumulated Earnings/(Deficit), Net
$ 20,537	$(6,902,370)	$1,049,468	$(5,832,365)

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

For federal income tax purposes, the OPTI Fund had a capital loss carryforward of $6,902,370 as of December 31, 2006, which is available to offset future capital gains, if any, of which $3,564,277 and $3,338,093 are due to expire in 2009 and 2010, respectively.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

During the six month period ended June 30, 2007, The ThomasLloyd OPTI-flex® Fund distributed ordinary income in the amount of $20,537.  There were no distributions paid during the year ended December 31, 2006.

6. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of June 29, 2007 and is to be applied to all open tax years as of the effective date.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  At this time, Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

(Unaudited)

6. NEW ACCOUNTING PRONOUNCEMENTS

As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

7. SPECIAL MEETING OF THE BOARD OF TRUSTEES

A Special Meeting of the Board of Trustees was held on June 20, 2007 to consider and approve an Agreement and Plan of Reorganization and Termination (“Reorganization Plan”) under which the ThomasLloyd OPTI-flex® Fund would be converted into the Catalyst OPTI-flex® Fund, a newly created series of the Catalyst Funds, an Ohio business trust.  The Board of Trustees of the Trust, on behalf of the ThomasLloyd OPTI-flex® Fund, unanimously approved the Reorganization Plan, which must now be approved by the Fund’s shareholders in order to become effective.  A date for a special meeting of shareholders to vote and approve the Reorganization Plan has not yet been determined.

If approved by the shareholders, the ThomasLloyd OPTI-flex® Fund’s existing investment adviser, ThomasLloyd Global Asset Management (Americas) LLC, will be replaced by Catalyst Capital Advisors LLC.  PROACTIVE Money Management, Inc., the ThomasLloyd OPTI-flex® Fund’s current sub-adviser, will continue to serve as sub-adviser to the Catalyst OPTI-flex® Fund, and the Catalyst OPTI-flex® Fund will have a substantially identical investment program as the ThomasLloyd OPTI-flex® Fund.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the 1940 Act.  As of June 30, 2007, the First Trust Corp. held 52.48% of the voting securities of the OPTI Fund’s Class A shares in an omnibus account for the sole benefit of their customers.

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 587-3539 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Trust files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Trust’s first and third fiscal quarters end on March 31 and September 30, respectively. The Form N-Q filings must be made within 60 days of the end of the quarter. The Trust’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (888) 587-3539.

The following chart gives a visual breakdown of the Fund by the asset allocation of the underlying mutual funds represented as a percentage of the portfolio of investments*.

*Portfolio holdings are subject to change.  Percentages are based on long-term market value of the Fund at June 30, 2007.

INVESTMENT ADVISER

ThomasLloyd Global Asset Management (Americas) LLC

427 Bedford Road

Pleasantville, NY  10570

914-773-7888

INVESTMENT SUB-ADVISER

ThomasLloyd OPTI-flex® Fund

PROACTIVE Money Management, Inc.

3401 Technology Dr., Suite 200

Lake Saint Louis, MO  63367-2599

888-776-2284

636-561-0100

DISTRIBUTOR

ThomasLloyd Capital LLC

3401 Technology Dr., Suite 200

Lake Saint Louis, MO  63367-2599

888-337-5132

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH  43017

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA  19090

LEGAL COUNSEL

Seyfarth Shaw LLP

131 S. Dearborn Street

Suite 2400

Chicago, IL  60603-5577

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH  44145-1139

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.   SCHEDULE OF INVESTMENT

Included in Semi-Annual report to Shareholders filed under item 1 of this form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

    MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

          COMPANY AND AFFILIATED PURCHASERS

Not applicable Fund is an open-end management investment company.

ITEM 10.  SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

a)The registrant’s principal executive and principal financial  officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

(1) not applicable at this time.

          (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (3)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ThomasLloyd Funds

/s/ Jerry Szilagyi

By Jerry J. Szilagyi, President        -------------------

Date:  August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the

Following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ Jerry Szilagyi

By Jerry J. Szilagyi, President        -------------------

Date: August 28, 2007

          /s/ Larry Beaver

By Larry E. Beaver, Treasurer          -------------------

Date:  August 28, 2007